Property And Equipment, Net - Schedule of Property and Equipment, net (Details)	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)
Schedule of Property and Equipment, Net [Abstract]
Building	$ 565,000		$ 565,000
Leasehold improvements	1,009,886		320,000
Motor vehicles	1,435,700		1,480,700
Furniture, fixtures and equipment	60,400		100,747
Equipment for leasing	14,510,730		13,156,650
Less: accumulated depreciation	(8,695,481)		(7,217,534)
Property and equipment, net	$ 8,886,235	$ 1,143,174	$ 8,405,563